Restructuring And Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 29, 2012 Segment	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Sep. 29, 2012 Segment	Oct. 01, 2011 Segment	Oct. 02, 2010
Restructuring And Related Activities [Abstract]
Restructuring costs related to severance, asset impairment, and exit costs	$ 5				$ 23							$ 31	$ 56	$ 41
Number of reporting segments	4											4	4
Net sales	1,072	1,204	1,242	1,183	1,137	1,229	[1]	1,187	1,104	1,041	[2]	4,766	4,561	4,257
Non-cash asset impairment					19							20	200	19
Engineered Materials
Restructuring And Related Activities [Abstract]
Number of facilities closed						2							2	4
Net sales												71	106	91
Flexible Packaging
Restructuring And Related Activities [Abstract]
Number of facilities closed						1							1	1
Net sales												24	24	22
Rigid Closed Top, Engineered Materials, And Flexible Packaging Affected By Closures
Restructuring And Related Activities [Abstract]
Number of facilities closed		3										3
Non-cash asset impairment												17	35	19
Rigid Closed Top Affected By Closures
Restructuring And Related Activities [Abstract]
Number of facilities closed						1							1
Net sales												$ 14	$ 14

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011